General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses	$ 385,564	$ 165,097	$ 1,120,426	$ 814,653
Salaries and related [Member]
General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			543,469	509,800
Legal [Member]
General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			206,925	131,922
Professional Fees [Member]
General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			149,126	52,536
Consulting [Member]
General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			106,264	78,525
Rent and Utilities [Member]
General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			39,157	22,872
Insurance [Member]
General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			23,119
Donations [Member]
General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			16,235
Office expense [Member]
General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			9,557	4,020
Royalties [Member]
General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			6,438
Depreciation [Member]
General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			670	670
Other [Member]
General and Administrative Expenses (Details) - Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			$ 19,466	$ 14,308